Supplemental disclosure of cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Line Items]
Compensatory shares	$ 647	$ 548
Recognition (write-down) of constrained earn-out receivable on sale of assets (note 7)	0	(2,000)
Recognition of right-of-use assets (note 4)	12,774	15,090
Recognition of additional lease liabilities (note 4)	$ (17,873)	(19,751)
IFRS 16
Supplemental Cash Flow Information [Line Items]
Recognition of right-of-use assets (note 4)		11,434
Recognition of additional lease liabilities (note 4)		$ (13,988)